Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Share	LOSS PER SHARE
Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding (in thousands, except share and per share data):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Numerator:
Net loss	$(12,036)	$(3,549)	$(34,685)	$(9,585)
Less: Accruals of dividends of preferred stock	0	(450)	(1,012)	(1,350)
Net loss attributable to common stockholders - basic and diluted	$(12,036)	$(3,999)	$(35,697)	$(10,935)
Denominator:
Weighted-average common stock outstanding - basic and diluted	20,175,883	2,342,782	13,452,606	2,296,701
Net loss per share attributable to common stockholders - basic and diluted	$(0.60)	$(1.71)	$(2.65)	$(4.76)

The Company’s potentially dilutive securities, which include Preferred Stock, restricted stock, and stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The
Company excluded the following from the computation of diluted net loss per share attributable to common stockholders at September 30, 2020 and 2019 because including them would have had an anti-dilutive effect:

	SEPTEMBER 30, 2020	SEPTEMBER 30, 2019
Preferred Stock	—	6,555,307
Unvested restricted stock	—	60,474
Options to purchase common stock	2,484,152	1,209,272
	2,484,152	7,825,053

LOSS PER SHARE
Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding (in thousands, except share and per share data):

	YEAR ENDED DECEMBER 31,
	2018	2019
Numerator:
Net loss	$(1,335)	$(12,336)
Less: Accruals of dividends of preferred stock	(1,011)	(1,800)
Net loss attributable to common stockholders—basic and diluted	$(2,346)	$(14,136)
Denominator:
Weighted-average common stock outstanding	2,174,514	2,326,857
Net loss per share attributable to common stockholders—basic and diluted	$(1.08)	$(6.08)

The Company’s potentially dilutive securities, which include Preferred Stock, restricted stock, and stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following from the computation of diluted net loss per share attributable to common stockholders at December 31, 2018 and 2019 because including them would have had an anti-dilutive effect:

	DECEMBER 31,
	2018	2019
Preferred stock	6,555,307	6,555,307
Unvested restricted stock	138,227	34,557
Options to purchase common stock	849,039	1,164,017
	7,542,573	7,753,881

Pro forma net loss per share was calculated as follows:

YEAR ENDED DECEMBER 31,
2019
(Unaudited)
Numerator:
Net loss attributable to common stockholders—basic and diluted	$(14,136)
Plus: accruals of dividends of preferred stock	1,800
Pro forma net loss attributable to common stockholders—basic and diluted	$(12,336)
Denominator:
Weighted-average common stock outstanding—basic and diluted	2,326,857
Pro forma adjustment to reflect automatic conversion of convertible preferred stock to common stock upon the completion of the proposed initial public offering	6,555,307
Pro forma weighted-average common stock outstanding—basic and diluted	8,882,168
Pro forma net loss per share attributable to common stockholders—basic and diluted	$(1.39)